Trading Advisors and Cash Managers	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Trading Advisors and Cash Managers
5.	Trading Advisors and Cash Managers

Effective May 1, 2011, the Fund uses three trading advisors. Trading advisor management fees range from 1% to 1.5% per annum of each trading advisors’ respective trading level (as defined in each respective advisory agreement) and trading advisor incentive fees equal to 20% of net new trading profits (as defined in each respective advisory agreement). Prior to May 1, 2011, the Fund used a single trading advisor, which charged the Fund a management fee of 2% per annum of the Fund’s trading level (as defined in the advisory agreement) and an incentive fee, payable quarterly, equal to 20% of net new trading profits (as defined in the advisory agreement).

Effective April 2011, the Fund engaged J.P. Morgan Investment Management, Inc. and Principal Global Investors, LLC (collectively, the “Cash Managers”) to provide cash management services to the Fund. The Fund incurs monthly fees, payable in arrears to the Cash Managers, equal to approximately 1/12th of 0.11% of the investments in securities and certificates of deposit.

5.	Trading Advisors and Cash Managers

Effective May 1, 2011, the Fund uses three trading advisors. Trading advisor management fees range from 1% to 1.5% per annum of each trading advisors’ respective trading level (as defined in each respective advisory agreement) and trading advisor incentive fees equal to 20% of net new trading profits (as defined in each respective advisory agreement). Prior to May 1, 2011, the Fund used a single trading advisor, which charged the Fund a management fee of 2% per annum of the Fund’s trading level (as defined in the advisory agreement) and an incentive fee, payable quarterly, equal to 20% of net new trading profits (as defined in the advisory agreement).

Effective April 2011, the Fund engaged J.P. Morgan Investment Management, Inc. and Principal Global Investors, LLC (collectively, the “Cash Managers”) to provide cash management services to the Fund. The Fund incurs monthly fees, payable in arrears to the Cash Managers, equal to approximately 1/12th of 0.11% of the investments in securities and certificates of deposit.